INCOME TAXES - Schedule of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Income Tax Paid, Federal, after Refund Received	$ 1,322
Income Taxes Paid, Net	3,555	$ 11,326	$ 12,410
United States
Income Tax Disclosure [Line Items]
Income Tax Paid, Foreign, after Refund Received	832
LITHUANIA
Income Tax Disclosure [Line Items]
Income Tax Paid, Foreign, after Refund Received	252
POLAND
Income Tax Disclosure [Line Items]
Income Tax Paid, Foreign, after Refund Received	309
IRELAND
Income Tax Disclosure [Line Items]
Income Tax Paid, Foreign, after Refund Received	198
BRAZIL
Income Tax Disclosure [Line Items]
Income Tax Paid, Foreign, after Refund Received	367
Foreign Tax Jurisdiction, Other [Member]
Income Tax Disclosure [Line Items]
Income Tax Paid, Foreign, after Refund Received	$ 275